Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 32,040	$ 120,126
Accounts receivable	13,531	1,434
Prepaid expenses and advance payment to suppliers	199,213	96,717
Other receivables, net	96,253	134,112
Inventory	95,953	138,211
Related party receivable	64,496	80,270
Total current assets	501,486	570,870
Non-current assets
Plant and equipment, net	1,236	367,484
Right-of-use assets		264,164
Goodwill		49,564
Total non-current assets	1,236	681,212
Total Assets	502,722	1,252,082
Current liabilities
Accounts payable	85,280	57,303
Other payable and accruals	520,940	295,618
Deferred revenue	379,079	456,112
Related party payable	374,553	195,214
Deferred subsidy income	181,639	107,488
Operating lease liabilities	177,641	102,160
Total current liabilities	1,719,132	1,213,895
Non-current liabilities
Deferred subsidy income		170,190
Operating lease liabilities		166,444
Total non-current liabilities		336,634
Total Liabilities	1,719,132	1,550,529
Stockholders' (Deficit) Equity
Common stock	4,111	3,625
Additional paid-in capital	297,405	200,353
Accumulated deficit	(1,346,967)	(482,847)
Foreign currency translation reserve	(46,173)	(1,711)
Non-controlling interest	(124,786)	(17,867)
Total (Deficit) Equity	(1,216,410)	(298,447)
Total Liabilities and (Deficit) Equity	$ 502,722	$ 1,252,082